Subsequent events	3 Months Ended
Mar. 31, 2018
Subsequent events
Subsequent events

11. Subsequent events

Stock option plan

In April 2018, the Supervisory Board approved to grant 93,000 stock options (remaining 25% of shares authorized in April 2017) to members of the management board as well as employees.